SCHEDULE OF ATTRIBUTION OF EXPENSES BY NATURE TO THEIR FUNCTION (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Commissions and other agent-related costs	$ 626,285	$ 349,806
Operating Expenses
General and Administrative Expenses	42,913	24,155
Salaries and Benefits	3,465	2,435
Stock Based Compensation	7,470	2,164
Marketing Expenses	38,611	22,674
Research and Development Expenses	7,359	4,867
Total Cost of Sales and Operating Expenses	715,168	401,502
Selling, general and administrative expense [member]
Operating Expenses
General and Administrative Expenses	42,913	24,155
Salaries and Benefits	18,940	11,733
Stock Based Compensation	8,607	2,778
Administrative Expenses	3,244	1,803
Professional Fees	8,425	5,893
Depreciation Expense	1,128	333
Other General and Administrative Expenses	2,569	1,615
Marketing Expenses [Member]
Operating Expenses
Salaries and Benefits	767	478
Stock Based Compensation	14	1
Marketing Expenses	38,611	22,674
Stock Based Compensation for Agents	7,780	5,519
Revenue Share	27,905	14,975
Other Marketing and Advertising Cost	2,145	1,701
Research And Development Expenses [Member]
Operating Expenses
Salaries and Benefits	3,749	2,012
Stock Based Compensation	440	212
Research and Development Expenses	7,359	4,867
Other Research and Development	$ 3,170	$ 2,643